Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 2,589	$ 519
Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	325	328
Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	35	34
Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	360	362
Marketable securities, time deposits and derivative financial instruments [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,087	125
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	130	31
Marketable securities, time deposits and derivative financial instruments [member] | Accrued interest on debt securities and time deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12	1
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,345	2,243
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	251	166
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,186	1,109
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	396	394
Financial investments and long-term loans [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	512	574
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	145	216
Contingent consideration receivables short-term [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	450
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	337	337
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	302	303
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	35	34
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	337	337
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	698	672
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	698	672
Level 1 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		28
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	153	56
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	23	25
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	23	25
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	130	31
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,135	997
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	251	166
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	488	437
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	396	394
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	145	188
Level 3 of fair value hierarchy [member] | Contingent consideration receivables short-term [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		450
Valued at amortized cost [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,099	126
Valued at amortized cost [member] | Marketable securities, time deposits and derivative financial instruments [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,087	125
Valued at amortized cost [member] | Marketable securities, time deposits and derivative financial instruments [member] | Accrued interest on debt securities and time deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12	1
Valued at amortized cost [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	512	574
Valued at amortized cost [member] | Financial investments and long-term loans [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 512	$ 574